Sales Leaseback (Details Textual) - USD ($)		12 Months Ended
	Nov. 09, 2017	Dec. 31, 2018	Dec. 31, 2017
Sale Leaseback Transaction [Line Items]
Interest expense incurred		$ 85,186	$ 8,223
Sale Leaseback Agreement [Member] | Zhongli International Leasing Co Ltd Member
Sale Leaseback Transaction [Line Items]
Sale leaseback terms	48 months
Sale leaseback remaining lease term		35 months
Sale Leaseback Agreement [Member] | Zhongli International Leasing Co Ltd Member | China, Yuan Renminbi
Sale Leaseback Transaction [Line Items]
Proceeds from sale of machinery	$ 4,500,000